STOCKHOLDERS’ EQUITY/ (DEFICIT) (Details Narrative) - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 26, 2021	Apr. 30, 2021
Offsetting Assets [Line Items]
Stock Issued During Period, Value, Issued for Services	$ 560,310		$ 4,898,745
Dividends Payable, Amount Per Share		$ 1
Dividends Payable, Date of Record		May 01, 2021
Stock Dividends, Shares	1,725,575
Stock Issued [Member]
Offsetting Assets [Line Items]
Stock Issued During Period, Shares, New Issues	37,251,609
Regulation A [Member]
Offsetting Assets [Line Items]
Stock Issued During Period, Shares, New Issues	27,183,352
Proceeds from Issuance or Sale of Equity	$ 1,231,000
Stock Issued For Services [Member]
Offsetting Assets [Line Items]
Stock Issued During Period, Shares, Issued for Services	8,343,000
Stock Issued During Period, Value, Issued for Services	$ 560,310